UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
June 30, 2016 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 136.83%
Corporate-Backed Revenue Bonds - 4.83%
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	$1,147,448
Public Authority of Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	1,750,000	2,623,775
		3,771,223
Education Revenue Bonds – 23.28%
Colorado Educational &
Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	533,980
5.125% 11/1/49	765,000	809,171
144A 5.25% 7/1/46 #	500,000	535,295
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,726,072
(Charter School - Atlas
Preparatory School) 144A
5.25% 4/1/45 #	700,000	722,246
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	609,425
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,170,740
(Improvement - Charter
School - University Lab
School Building) 144A
5.00% 12/15/45 #	500,000	534,980
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	1,055,313
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,147,160
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,209,072
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	827,813
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,139,816
Colorado School of Mines
Series B 5.00% 12/1/42	2,500,000	2,941,450
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	11,027
University of Colorado
Series A 5.00% 6/1/33	1,000,000	1,221,850
Series B-1 4.00% 6/1/38	1,030,000	1,176,641
Western State College
5.00% 5/15/34	750,000	822,788
		18,194,839
Electric Revenue Bond – 1.18%
Colorado Springs Utilities
System Improvement
Revenue
Series A 5.00% 11/15/45	750,000	922,717
		922,717
Healthcare Revenue Bonds – 43.31%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	4,000,000	4,459,760
Colorado Health Facilities
Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	818,235
Series A 5.00% 2/1/41	2,400,000	2,687,688
Series A 5.25% 2/1/33	1,625,000	1,846,520
Series A 5.25% 1/1/45	1,000,000	1,155,340
Series D 6.125% 10/1/28	750,000	829,890
(Christian Living
Community Project)
6.375% 1/1/41	615,000	679,415
Series A 5.75% 1/1/37	885,000	893,868
(Covenant Retirement
Communities Inc.)
5.00% 12/1/35	1,000,000	1,162,700
Series A 5.75% 12/1/36	1,000,000	1,196,000
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	1,466,550
5.50% 6/1/33	2,000,000	2,398,000
5.625% 6/1/43	1,000,000	1,206,940
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	607,445

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	$1,786,380
(National Jewish Health
Project) 5.00% 1/1/27	500,000	539,190
(NCMC Project)
4.00% 5/15/32	1,000,000	1,131,920
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,750,000	5,322,137
(Sunny Vista Living Center)
Series A 144A
6.25% 12/1/50 #	505,000	536,340
(Vail Valley Medical Center
Project) 5.00% 1/15/35	1,250,000	1,528,663
Denver Health & Hospital
Authority Health Care
Revenue
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	846,967
University of Colorado
Hospital Authority Revenue
Series A 6.00% 11/15/29	650,000	752,765
		33,852,713
Lease Revenue Bonds – 5.76%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	710,753
Colorado Building Excellent
Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,325,920
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	1,250,000	1,463,900
		4,500,573
Local General Obligation Bonds – 10.07%
Adams & Weld Counties
School District No 27J
Brighton
4.00% 12/1/30	700,000	814,422
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	328,233
Arapahoe County School
District No. 1 Englewood
4.00% 12/1/31	500,000	577,105
Beacon Point Metropolitan
District
5.00% 12/1/30 (AGM)	600,000	734,256
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	728,585
Denver International Business
Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	697,547
Eaton Area Park & Recreation
District
5.25% 12/1/34	190,000	203,553
5.50% 12/1/38	245,000	266,494
Garfield Pitkin & Eagle
Counties School District
No. RE-1 Roaring Fork
4.00% 12/15/31	700,000	818,783
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	979,207
Pueblo County School District
No. 70
5.00% 12/1/31	250,000	299,297
Rangely Hospital District
6.00% 11/1/26	750,000	895,568
Sierra Ridge Metropolitan
District No. 2
Series A 5.50% 12/1/46	500,000	530,910
		7,873,960
Pre-Refunded/Escrowed to Maturity Bonds – 13.42%
Adams & Arapahoe Counties
Joint School District No.
28J (Aurora)
6.00% 12/1/28-18§	600,000	677,238
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31-21§	2,935,000	3,557,660
Boulder Larimer & Weld
Counties St. Vrain Valley
School District No. Re-1J
5.00% 12/15/33-18§	425,000	469,438

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Total Long-Term Care)
Series A
6.00% 11/15/30-20§	400,000	$483,492
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19§	690,000	766,162
University of Colorado
5.00% 6/1/31-21§	3,085,000	3,686,544
Series A
5.375% 6/1/38-19§	750,000	850,523
		10,491,057
Special Tax Revenue Bonds – 24.59%
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	405,803
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,191,660
Denver Convention Center
Hotel Authority Revenue
5.00% 12/1/35 (SGI)	2,875,000	2,901,795
Fountain Urban Renewal
Authority Tax Increment
Revenue
(Academy Highlands
Project) Series A
5.50% 11/1/44	1,405,000	1,553,017
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	494,682
Series A 5.25% 1/1/36	565,000	650,688
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	529,764
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,533,701
(FasTracks Project)
Series A
4.50% 11/1/36 (AGM)	1,500,000	1,568,805
Series A 5.00% 11/1/38	4,085,000	4,727,897
Sterling Ranch Community
Authority Board
Series A 5.75% 12/1/45	525,000	542,619
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	322,804
Thornton Development
Authority
(East 144th Avenue & I-25
Project)
Series B 4.00% 12/1/37	350,000	379,663
Series B 5.00% 12/1/35	265,000	318,355
Series B 5.00% 12/1/36	440,000	526,733
Virgin Islands Public Finance
Authority
(Matching Fund Senior
Lien)
5.00% 10/1/29 (AGM)	500,000	569,610
		19,217,596
Transportation Revenue Bonds – 7.72%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,222,265
Denver City & County Airport
System Revenue
Series A 5.25% 11/15/36	750,000	858,817
Series B 5.00% 11/15/28	1,000,000	1,209,150
Series B 5.00% 11/15/37	2,000,000	2,390,460
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	352,901
		6,033,593
Water & Sewer Revenue Bond – 2.67%
Aurora Water Revenue
First Lien Series A
5.00% 8/1/36 (AMBAC)	2,000,000	2,087,620
		2,087,620
Total Municipal Bonds
(cost $95,691,781)		106,945,891

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

Total Value of
Securities – 136.83%
(cost $95,691,781)	$106,945,891

Liquidation Value of
Preferred
Stock – (38.38%)	(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.55%	1,214,241
Net Assets Applicable to
4,837,100 Shares
Outstanding – 100.00%	$78,160,132
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $3,690,654, which represents 4.72% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
SGI – Insured by Syncora Guarantee Inc.

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Notes

Delaware Investments ® Colorado Municipal Income Fund, Inc.
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Colorado Municipal Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Directors/Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$95,691,781
Aggregate unrealized appreciation of investments	$11,254,110
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$11,254,110

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes
June 30, 2016 (Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 2
Municipal Bonds	$106,945,891

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: